Summary Of Significant Accounting Policies (Non-Cash Items Included In Cash Provided By Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Transfer of Other Real Estate	$ 36,209	$ 35,507	$ 35,902